COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
COMMITMENTS

18.                               COMMITMENTS

The Group leases offices under non-cancelable operating leases agreements.  Rent expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were $17,412, $28,927, and $40,490, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31,
2013	33,108
2014	26,936
2015	21,320
2016	14,692
2017 and thereafter	19,773
115,829